Document and Entity Information	Oct. 31, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002058873
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 31, 2025
Entity Registrant Name	Qnity Electronics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42619
Entity Tax Identification Number	33-3002745
Entity Address, Address Line One	974 Centre Road
Entity Address, Address Line Two	Building 735
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19805
City Area Code	1 (302)
Local Phone Number	294-4651
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	Q
Security Exchange Name	NYSE
Entity Emerging Growth Company	false